Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Loss Per Share [Abstract]
Schedule of basic and diluted EPS calculations

The following table reflects the loss and share data used in the basic and diluted EPS calculations (dollars in thousands, except per share amounts):

	Years Ended March 31,
	2021	2020	2019
Numerator
Net loss attributable to owners of the Company	$(15,833)	$(5,333)	$(2,635)
Denominator
Weighted average number of shares – Basic and Diluted	11,733	10,952	4,820
Basic and Diluted (loss) per share	$(1.35)	$(0.49)	$(0.55)